Shareholders’ Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Shareholders’ Equity

11 Shareholders’ Equity

The Company was incorporated under the laws of the Cayman Islands on 24 August 2022. The original authorized share capital of the Company was US$50,000 divided into 62,500,000 shares comprising of 62,500,000 ordinary shares, par value US$0.0008 per share based on amended and restated memorandum and articles of association dated December 9, 2024.